Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 2,855,948	$ 2,880,751
Financial liabilities
Financial liabilities	2,623,757	2,655,014
Loans and advances to customers	1,045,814	1,037,987	$ 1,036,743
Customer accounts	1,710,574	1,642,780	$ 1,439,115
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	529,054	622,923
Amounts offset	(201,451)	(196,124)
Net amounts in the balance sheet	327,603	426,799
Financial instruments	(165,595)	(262,434)
Non-cash collateral	(121,963)	(107,985)
Cash collateral	(18,428)	(37,558)
Net amount	21,617	18,822
Amounts not subject to enforceable netting arrangements	33,439	34,735
Financial liabilities	361,042	461,534
Derivatives
Financial liabilities
Gross amounts	239,597	364,121
Amounts offset	(53,378)	(69,103)
Net amounts in the balance sheet	186,219	295,018
Financial instruments	(139,945)	(230,758)
Non-cash collateral	(23,414)	(21,387)
Cash collateral	(18,225)	(37,343)
Net amount	4,635	5,530
Amounts not subject to enforceable netting arrangements	4,845	7,983
Financial liabilities	191,064	303,001
Cash margins pledged	9,479	17,955
Trading liabilities
Financial liabilities
Gross amounts	13,540	16,626
Amounts offset	(222)	(461)
Net amounts in the balance sheet	13,318	16,165
Financial instruments	(359)	(709)
Non-cash collateral	(12,959)	(15,456)
Cash collateral	0	0
Net amount	0	0
Amounts not subject to enforceable netting arrangements	17	159
Financial liabilities	13,335	16,324
– non-trading liabilities
Financial liabilities
Gross amounts	235,042	200,999
Amounts offset	(136,932)	(115,678)
Net amounts in the balance sheet	98,110	85,321
Financial instruments	(12,226)	(13,936)
Non-cash collateral	(85,590)	(71,142)
Cash collateral	(203)	(215)
Net amount	91	28
Amounts not subject to enforceable netting arrangements	28,560	26,580
Financial liabilities	126,670	111,901
Customer accounts
Financial liabilities
Gross amounts	40,875	41,177
Amounts offset	(10,919)	(10,882)
Net amounts in the balance sheet	29,956	30,295
Financial instruments	(13,065)	(17,031)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	16,891	13,264
Amounts not subject to enforceable netting arrangements	17	13
Financial liabilities	29,973	30,308
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	646,373	738,668
Amounts offset	(201,451)	(196,124)
Net amounts in the balance sheet	444,922	542,544
Financial instruments	(165,595)	(262,434)
Non-cash collateral	(235,815)	(222,442)
Cash collateral	(36,817)	(48,227)
Net amount	6,695	9,441
Amounts not subject to enforceable netting arrangements	33,353	38,992
Financial assets	478,275	581,536
Derivatives
Financial assets
Gross amounts	244,694	368,057
Amounts offset	(53,378)	(69,103)
Net amounts in the balance sheet	191,316	298,954
Financial instruments	(139,945)	(230,758)
Non-cash collateral	(11,359)	(13,766)
Cash collateral	(36,581)	(48,154)
Net amount	3,431	6,276
Amounts not subject to enforceable netting arrangements	5,566	8,772
Financial assets	196,882	307,726
Financial liabilities
Cash margins received	4,469	7,899
Trading assets
Financial assets
Gross amounts	21,568	21,204
Amounts offset	(222)	(461)
Net amounts in the balance sheet	21,346	20,743
Financial instruments	(359)	(709)
Non-cash collateral	(20,913)	(20,030)
Cash collateral	(71)	0
Net amount	3	4
Amounts not subject to enforceable netting arrangements	1,729	1,534
Financial assets	23,075	22,277
– non-trading assets
Financial assets
Gross amounts	353,066	318,424
Amounts offset	(136,932)	(115,678)
Net amounts in the balance sheet	216,134	202,746
Financial instruments	(12,226)	(13,936)
Non-cash collateral	(203,543)	(188,646)
Cash collateral	(165)	(73)
Net amount	200	91
Amounts not subject to enforceable netting arrangements	25,731	28,258
Financial assets	241,865	231,004
Loans and advances to customers
Financial assets
Gross amounts	27,045	30,983
Amounts offset	(10,919)	(10,882)
Net amounts in the balance sheet	16,126	20,101
Financial instruments	(13,065)	(17,031)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	3,061	3,070
Amounts not subject to enforceable netting arrangements	327	428
Financial assets	$ 16,453	$ 20,529